Shareholder Report, Average Annual Return (Details) 193940_Innovator International Developed Power Buffer ETF - September_TF_TSR Annual {TF}	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - September NAV
Average Annual Return, Percent	14.01%	11.83%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	16.87%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	13.92%